Commitments & Contingencies (Details Textual) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended				6 Months Ended	12 Months Ended
	Aug. 31, 2012 contract	Jul. 31, 2012	Nov. 30, 2011	Feb. 29, 2004	Nov. 30, 2008	Oct. 31, 2012	Oct. 31, 2011	Feb. 03, 2004
Commitments & Contingencies (Textual)
Operating leases term						12 months
Operating leases rent expense (monthly)			$ 4,998			$ 3,019
Period for perating leases office space rent			1 year
Operating leases reduced rent (monthly)			2,651
Operating leases extension rental agreement period			3 months
Operating leases extension rental agreement expires			Jan. 31, 2013
Operating Leases, rent expense						79,374	23,578
Common stock awarded under consulting contracts						13
Number of contracts between company and vinfluence	5
Number of contracts between company and vinfluence as integrated	1
Time to file appropriate statements of use with respect to trademark					Within the six-month period from the date the USPTO issued the respective notices of allowance.
Number of shares issued under share exchange						4.8
Percentage of outstanding interest in subsidiary						92.00%
Remaining percentage interest of stockholders in BioLabs						8.00%
Acquire royalty of gross sales (in percentage)								Equal to 5%'
Term of agreement with searchhelp				5 years 6 months
Royalty payment				50,000
Base salary of Mr. Mark Lowenthal		300,000
Description of condition for annual base salary of Mr. Lowenthal		Receive a base salary of $150,000 per annum, with the remainder being deferred until such time as the Company has at least $4,000,000 in gross revenues or raises at least $3,000,000 in financing.
Maximum Percentage of bonus as percentage of base salary		25.00%
Options granted to purchase shares as percentage of outstanding capital stock		5.00%
Per share price of shares granted to Mr. Lowenthal		$ 0.10
Annualized percentage rate of vesting of options		25.00%
Success fee		$ 5,000,000
Description of condition for success fee		If the Company is sold or merged during the term of his employment, provided that the Company is valued at $100,000,000 or more in connection with such sale or merger (if the value is between $75,000,000 and $99,999,999.99 then the success fee will be pro-rated).